Inventories (Details) - USD ($) $ in Thousands		Jun. 30, 2017	Dec. 31, 2016
Schedule of inventory
Raw materials and components		$ 16,650	$ 12,322
Finished products	[1]	16,230	11,800
Inventories		$ 32,880	$ 24,122

[1]	Inventory write-off amounted to $1,333 and $265 for the six months ended June 30, 2017 and 2016, respectively.